Definite-lived intangible assets - Additional Information (Detail) - Patents - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Patent amortization expense	$ 13,347	$ 1,110	$ 0
Estimated amortization expense for 2017	13,347
Estimated amortization expense for 2018	13,347
Estimated amortization expense for 2019	13,347
Estimated amortization expense for 2020	13,347
Estimated amortization expense for 2021	$ 13,347